Financial instruments and related disclosures - Schedule of Offsetting of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivable [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities)	£ 5,997	£ 6,246
Gross financial (Liabilities)/assets set off	(19)	(4)
Net financial assets/(liabilities)per balance sheet	5,978	6,242
Related amounts not set off in the balance sheet	(28)	(62)
Net amount	5,950	6,180
Derivative financial assets [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities)	157	524
Gross financial (Liabilities)/assets set off	0	0
Net financial assets/(liabilities)per balance sheet	157	524
Related amounts not set off in the balance sheet	(142)	(131)
Net amount	15	393
Trades and other payables [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities)	(14,996)	(14,181)
Gross financial (Liabilities)/assets set off	19	4
Net financial assets/(liabilities)per balance sheet	(14,977)	(14,177)
Related amounts not set off in the balance sheet	28	62
Net amount	(14,949)	(14,115)
Derivative financial liabilities [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross financial assets/(liabilities)	(231)	(189)
Gross financial (Liabilities)/assets set off	0	0
Net financial assets/(liabilities)per balance sheet	(231)	(189)
Related amounts not set off in the balance sheet	142	131
Net amount	£ (89)	£ (58)